SUBORDINATED DEBT - Narrative (Details) - Subordinated Debt - Variable Rate Subordinated Debentures	12 Months Ended
Dec. 31, 2022
Maturities of commercial paper	4 years
Subordinated debt, additional term	4 years
Redemption of principal, percent	100.00%
Redemption notice period	30 days